Income Taxes - Schedule of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of period	$ 574	$ 550	$ 383
Current year tax position increases	17	24	167
End of period	$ 591	$ 574	$ 550